UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Newland Capital Management, LLC

Address:  350 Madison Avenue
          11th Floor
          New York, NY 10017

13F File Number:  028-12797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ken Brodkowitz
Title:  Managing Member
Phone:  (212) 329-0765


Signature, Place and Date of Signing:

/s/ Ken Brodkowitz                  New York, NY            November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 116

Form 13F Information Table Value Total: $   326,217
                                              (x000s)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. Form 13F File Number         Name

1          028-12803             Newland Master Fund, Ltd.
2          028-12800             Newland Offshore Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2008


COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6       COLUMN 7       COLUMN 8

                              TITLE OF                     VALUE      SHRS OR   SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP     (x$1,000)    PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE  SHARED NONE
AEGEAN MARINE PETROLEUM NETW  SHS              Y0017S102       805      36,015  SH        Shared-Defined   1,2      36,015
AEGEAN MARINE PETROLEUM NETW  SHS              Y0017S102       577      25,800  SH   PUT  Shared-Defined   1,2      25,800
ALTRA HOLDINGS INC            COM              02208R106       369      25,000  SH        Shared-Defined   1,2      25,000
AMETEK INC NEW                COM              031100100       548      13,431  SH        Shared-Defined   1,2      13,431
SELECT SECTOR SPDR TR         SBI INT-ENERGY   81369Y506       386       6,100  SH        Shared-Defined   1,2       6,100
ATS MED INC                   COM              002083103    11,199   3,874,914  SH        Shared-Defined   1,2   3,874,914
AUTHENTEC INC                 COM              052660107       140      65,000  SH        Shared-Defined   1,2      65,000
C&D TECHNOLOGIES INC          COM              124661109    10,271   1,808,343  SH        Shared-Defined   1,2   1,808,343
CAI INTERNATIONAL INC         COM              12477X106       395      35,700  SH        Shared-Defined   1,2      35,700
CANADIAN NATL RY CO           COM              136375102       526      10,990  SH        Shared-Defined   1,2      10,990
CEMEX SAB DE CV               SPON ADR NEW     151290889       172      10,000  SH        Shared-Defined   1,2      10,000
CHINDEX INTERNATIONAL INC     COM              169467107       165      15,200  SH        Shared-Defined   1,2      15,200
CLARIENT INC                  COM              180489106       932     529,415  SH        Shared-Defined   1,2     529,415
COLFAX CORP                   COM              194014106       232      13,909  SH        Shared-Defined   1,2      13,909
COOPER INDS LTD               CL A             G24182100       799      20,000  SH   PUT  Shared-Defined   1,2      20,000
CROWN HOLDINGS INC            COM              228368106     5,622     253,110  SH        Shared-Defined   1,2     253,110
CROWN HOLDINGS INC            COM              228368106     2,221     100,000  SH   PUT  Shared-Defined   1,2     100,000
DEERE & CO                    COM              244199105       248       5,000  SH        Shared-Defined   1,2       5,000
DOMTAR CORP                   COM              257559104     4,715   1,025,000  SH        Shared-Defined   1,2   1,025,000
EAGLE BULK SHIPPING INC       COM              Y2187A101       166      11,936  SH        Shared-Defined   1,2      11,936
EASTMAN CHEM CO               COM              277432100       826      15,000  SH   PUT  Shared-Defined   1,2      15,000
EMERSON ELEC CO               COM              291011104     4,079     100,000  SH        Shared-Defined   1,2     100,000
ENVIRONMENTAL PWR CORP        COM NEW          29406L201       480     218,113  SH        Shared-Defined   1,2     218,113
EXPEDITORS INTL WASH INC      COM              302130109     2,961      85,000  SH   PUT  Shared-Defined   1,2      85,000
FARO TECHNOLOGIES INC         COM              311642102       520      25,508  SH        Shared-Defined   1,2      25,508
FOSTER WHEELER LTD            SHS NEW          G36535139       722      20,000  SH        Shared-Defined   1,2      20,000
FOSTER WHEELER LTD            SHS NEW          G36535139       361      10,000  SH   PUT  Shared-Defined   1,2      10,000
FREEPORT-MCMORAN COPPER & GO  COM              35671D857     1,421      25,000  SH  CALL  Shared-Defined   1,2      25,000
FREEPORT-MCMORAN COPPER & GO  COM              35671D857       569      10,000  SH  CALL  Shared-Defined   1,2      10,000
FREESEAS INC                  COM              Y26496102       349      84,931  SH        Shared-Defined   1,2      84,931
FREIGHTCAR AMER INC           COM              357023100     3,054     104,324  SH        Shared-Defined   1,2     104,324
FTI CONSULTING INC            COM              302941109     1,084      15,000  SH   PUT  Shared-Defined   1,2      15,000
FULLER H B CO                 COM              359694106       209      10,000  SH   PUT  Shared-Defined   1,2      10,000
GLOBAL SHIP LEASE INC NEW     SHS A            Y27183105     1,133     177,900  SH        Shared-Defined   1,2     177,900
GRAFTECH INTL LTD             COM              384313102     1,511     100,000  SH        Shared-Defined   1,2     100,000
GRAFTECH INTL LTD             COM              384313102     2,267     150,000  SH   PUT  Shared-Defined   1,2     150,000
GSE SYS INC                   COM              36227K106       317      45,242  SH        Shared-Defined   1,2      45,242
H & E EQUIPMENT SERVICES INC  COM              404030108       977     101,182  SH        Shared-Defined   1,2     101,182
HARRIS CORP DEL               COM              413875105       968      20,950  SH        Shared-Defined   1,2      20,950
HARSCO CORP                   COM              415864107       446      12,000  SH        Shared-Defined   1,2      12,000
HOME DEPOT INC                COM              437076102       259      10,000  SH        Shared-Defined   1,2      10,000
HONEYWELL INTL INC            COM              438516106     3,324      80,000  SH        Shared-Defined   1,2      80,000
IDEX CORP                     COM              45167R104     7,833     252,500  SH        Shared-Defined   1,2     252,500
ILLINOIS TOOL WKS INC         COM              452308109     2,794      62,847  SH        Shared-Defined   1,2      62,847
INGERSOLL-RAND COMPANY LTD    CL A             G4776G101       759      24,340  SH        Shared-Defined   1,2      24,340
INTERLINE BRANDS INC          COM              458743101     2,551     157,395  SH        Shared-Defined   1,2     157,395
IPG PHOTONICS CORP            COM              44980X109    33,620   1,723,229  SH        Shared-Defined   1,2   1,723,229
ISHARES TR                    RUSSELL 2000     464287655     1,700      25,000  SH   PUT  Shared-Defined   1,2      25,000
ISHARES TR                    RUSSELL 2000     464287655     1,360      20,000  SH   PUT  Shared-Defined   1,2      20,000
ISHARES TR                    RUSSELL 2000     464287655    10,880     160,000  SH   PUT  Shared-Defined   1,2     160,000
KIRBY CORP                    COM              497266106       561      14,793  SH        Shared-Defined   1,2      14,793
LANDSTAR SYS INC              COM              515098101     1,463      33,213  SH        Shared-Defined   1,2      33,213
LINDSAY CORP                  COM              535555106       728      10,000  SH   PUT  Shared-Defined   1,2      10,000
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100       253       7,500  SH        Shared-Defined   1,2       7,500
MONSANTO CO NEW               COM              61166W101       990      10,000  SH  CALL  Shared-Defined   1,2      10,000
MSC INDL DIRECT INC           CL A             553530106       423       9,189  SH        Shared-Defined   1,2       9,189
MUELLER WTR PRODS INC         COM SER B        624758207       589      90,614  SH        Shared-Defined   1,2      90,614
MUELLER WTR PRODS INC         COM SER A        624758108       269      30,000  SH        Shared-Defined   1,2      30,000
MYLAN INC                     COM              628530107       282      24,700  SH        Shared-Defined   1,2      24,700
NETSOL TECHNOLOGIES INC       COM NEW          64115A204     4,455   2,502,522  SH        Shared-Defined   1,2   2,502,522
NUCOR CORP                    COM              670346105       395      10,000  SH  CALL  Shared-Defined   1,2      10,000
ODYSSEY MARINE EXPLORATION I  COM              676118102     1,860     409,631  SH        Shared-Defined   1,2     409,631
OLIN CORP                     COM PAR $1       680665205     2,623     135,205  SH        Shared-Defined   1,2     135,205
OSHKOSH CORP                  COM              688239201     2,936     223,100  SH  CALL  Shared-Defined   1,2     223,100
OSHKOSH CORP                  COM              688239201       658      50,000  SH  CALL  Shared-Defined   1,2      50,000
OSHKOSH CORP                  COM              688239201     1,245      94,602  SH        Shared-Defined   1,2      94,602
P A M TRANSN SVCS INC         COM              693149106       535      49,085  SH        Shared-Defined   1,2      49,085
PACKAGING CORP AMER           COM              695156109     1,140      49,180  SH        Shared-Defined   1,2      49,180
PARAGON SHIPPING INC          CL A             69913R309       230      27,052  SH        Shared-Defined   1,2      27,052
PENFORD CORP                  COM              707051108    17,054     964,025  SH        Shared-Defined   1,2     964,025
PFIZER INC                    COM              717081103       184      10,000  SH  CALL  Shared-Defined   1,2      10,000
PGT INC                       COM              69336V101        39      12,900  SH        Shared-Defined   1,2      12,900
PNM RES INC                   COM              69349H107       307      30,000  SH        Shared-Defined   1,2      30,000
POWERSHARES GLOBAL ETF TRUST  EX US SML PORT   73936T771       173      10,000  SH        Shared-Defined   1,2      10,000
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104       973      25,000  SH        Shared-Defined   1,2      25,000
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104     5,058     130,000  SH   PUT  Shared-Defined   1,2     130,000
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104    12,646     325,000  SH   PUT  Shared-Defined   1,2     325,000
PPG INDS INC                  COM              693506107     1,166      20,000  SH   PUT  Shared-Defined   1,2      20,000
PPG INDS INC                  COM              693506107       583      10,000  SH   PUT  Shared-Defined   1,2      10,000
QUALITY DISTRIBUTION INC CMN  COM              74756M102     8,172   1,922,859  SH        Shared-Defined   1,2   1,922,859
RBC BEARINGS INC              COM              75524B104       505      15,000  SH        Shared-Defined   1,2      15,000
ROBBINS & MYERS INC           COM              770196103     4,071     131,634  SH        Shared-Defined   1,2     131,634
ROFIN SINAR TECHNOLOGIES INC  COM              775043102     1,377      45,000  SH   PUT  Shared-Defined   1,2      45,000
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605       497      25,000  SH  CALL  Shared-Defined   1,2      25,000
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605       497      25,000  SH  CALL  Shared-Defined   1,2      25,000
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605     1,989     100,000  SH   PUT  Shared-Defined   1,2     100,000
SMURFIT-STONE CONTAINER CORP  COM              832727101       282      60,000  SH        Shared-Defined   1,2      60,000
SOLUTIA INC                   COM NEW          834376501     1,235      88,200  SH        Shared-Defined   1,2      88,200
SONOCO PRODS CO               COM              835495102       742      25,000  SH        Shared-Defined   1,2      25,000
SPDR SERIES TRUST             S&P RETAIL ETF   78464A714     1,845      60,000  SH   PUT  Shared-Defined   1,2      60,000
SPDR TR                       UNIT SER 1       78462F103     2,320      20,000  SH   PUT  Shared-Defined   1,2      20,000
SPDR TR                       UNIT SER 1       78462F103    40,597     350,000  SH   PUT  Shared-Defined   1,2     350,000
SPDR TR                       UNIT SER 1       78462F103    28,998     250,000  SH   PUT  Shared-Defined   1,2     250,000
SPDR TR                       UNIT SER 1       78462F103     3,480      30,000  SH   PUT  Shared-Defined   1,2      30,000
SPDR TR                       UNIT SER 1       78462F103     1,160      10,000  SH   PUT  Shared-Defined   1,2      10,000
SPX CORP                      COM              784635104       770      10,000  SH   PUT  Shared-Defined   1,2      10,000
SPX CORP                      COM              784635104     2,618      34,000  SH        Shared-Defined   1,2      34,000
STAR BULK CARRIERS CORP       COM              Y8162K105     6,813     973,353  SH        Shared-Defined   1,2     973,353
STILLWATER MNG CO             COM              86074Q102       250      42,946  SH        Shared-Defined   1,2      42,946
SUPERTEL HOSPITALITY INC CMN  COM              868526104     1,470     359,489  SH        Shared-Defined   1,2     359,489
SYNTEL INC                    COM              87162H103     1,348      55,000  SH  CALL  Shared-Defined   1,2      55,000
SYNTEL INC                    COM              87162H103       868      35,442  SH        Shared-Defined   1,2      35,442
TIME WARNER INC               COM              887317105       573      43,733  SH        Shared-Defined   1,2      43,733
TRAVELCENTERS OF AMERICA LLC  COM              894174101       401     140,702  SH        Shared-Defined   1,2     140,702
TVI CORP NEW                  COM              872916101       461   2,561,464  SH        Shared-Defined   1,2   2,561,464
TYCO INTL LTD BERMUDA         SHS              G9143X208     1,226      35,000  SH   PUT  Shared-Defined   1,2      35,000
TYCO INTL LTD BERMUDA         SHS              G9143X208       861      24,600  SH        Shared-Defined   1,2      24,600
UNITED STATES OIL FUND LP     UNITS            91232N108     1,230      15,000  SH        Shared-Defined   1,2      15,000
USA TRUCK INC                 COM              902925106     5,562     348,736  SH        Shared-Defined   1,2     348,736
UTI WORLDWIDE INC             ORD              G87210103     2,980     175,101  SH        Shared-Defined   1,2     175,101
VALMONT INDS INC              COM              920253101     1,985      24,000  SH        Shared-Defined   1,2      24,000
WERNER ENTERPRISES INC        COM              950755108       456      21,000  SH   PUT  Shared-Defined   1,2      21,000
WESCO INTL INC                COM              95082P105     7,401     230,000  SH        Shared-Defined   1,2     230,000
WESTPORT INNOVATIONS INC      COM NEW          960908309       766      83,764  SH        Shared-Defined   1,2      83,764
XENONICS HLDGS INC            COM              984117101       600     571,346  SH        Shared-Defined   1,2     571,346
YAHOO INC                     COM              984332106       173      10,000  SH  CALL  Shared-Defined   1,2      10,000

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